Related Party Transactions (Details) (CNY)		12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 NetEase Foundation	Dec. 31, 2010 NetEase Foundation	Jul. 31, 2010 William Lei Ding Guangzhou	Dec. 31, 2010 William Lei Ding Guangzhou	May 31, 2009 NetEase Beijing NetEase Foundation	Dec. 31, 2009 NetEase Beijing NetEase Foundation
Related Party Transactions
Value of property transferred by Mr. Ding to Company, at cost				72,200,000
Outstanding payable to our shareholder	44,360,000				44,400,000
Share capital contribution made by NetEase Beijing to NetEase Foundation						10,000,000	10,400,000
Donations from certain subsidiaries		600,000	26,200,000